PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6.PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consist of the following:

		As of December 31,
	Notes	2023	2024
Prepaid mining machine hosting expenses	i	—	25,004,141
Interest receivables		74,402	1,877,373
Deposits held by third parties		83,665	84,695
Prepayments and other current assets		158,067	26,966,209
Less: allowance for prepayments and other current assets		—	—
Prepayments and other current assets, net		158,067	26,966,209
(i)	The hosting service provider requires the Company to maintain a certain level of hosting fee prepayments at all times. The Company is able to choose to pay the hosting invoice separately or utilizing the prepayment, and, in the latter case, the amount will be used to deduct against the hosting fee invoiced. Once the amount of prepayment is utilized, the Company is required to make additional prepayment to maintain the current level of prepayment.